Details of Significant Accounts - Summary of Net Defined benefit Liablities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance at January 1	$ 5,597		$ 5,504
Interest expense / income	39		60
Payments from plan, net defined benefit liability (asset)	5,636		5,564
Remeasurements:
Change in financial assumptions	306		304
Experience adjustments	376		(93)
Remeasurements, total	682		211
Pension fund contribution	(1,883)		(178)
Balance at December 31	4,435	$ 158	5,597
Present Value of Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance at January 1	7,402		7,064
Interest expense / income	52		77
Payments from plan, net defined benefit liability (asset)	7,454		7,141
Remeasurements:
Change in financial assumptions	306		304
Experience adjustments	435		(43)
Remeasurements, total	741		261
Pension fund contribution			0
Balance at December 31	8,195	292	7,402
Fair Value of Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance at January 1	(1,805)		(1,560)
Interest expense / income	(13)		(17)
Payments from plan, net defined benefit liability (asset)	(1,818)		(1,577)
Remeasurements:
Change in financial assumptions			0
Experience adjustments	(59)		(50)
Remeasurements, total	(59)		(50)
Pension fund contribution	(1,883)		(178)
Balance at December 31	$ (3,760)	$ (134)	$ (1,805)